Pension and Severance Plans (Fair Values of Assets Held by Japanese and Foreign Plans) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016		Mar. 31, 2015		Mar. 31, 2014
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		¥ 679,432		¥ 710,602		¥ 654,792
Japanese plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		17,985		5,789
Japanese plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[1]	148,658		166,164
Japanese plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[2]	218,851		217,359
Japanese plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[3]	56,779		54,639
Japanese plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[4]	1,148		650
Japanese plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[5]	115,902		122,798
Japanese plans | Commodity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[6]	20,547		24,621
Japanese plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[7]	31,852		32,584
Japanese plans | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[8]	60,395		80,037
Japanese plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		7,315		5,961
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		256,341		280,216		225,024
Foreign plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		4,078		8,665
Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	37,769		44,276
Foreign plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[10]	60,835		69,882
Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[11]	30,425		33,290
Foreign plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		321		328
Foreign plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[12]	77,456		86,931
Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[13]	41,164		34,908
Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[14]	4,293		1,936
Level 1 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		162,582		167,319
Level 1 | Japanese plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		17,985		5,789
Level 1 | Japanese plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[1]	144,597		161,530
Level 1 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		39,896		49,859
Level 1 | Foreign plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		4,078		8,665
Level 1 | Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	35,818		41,194
Level 2 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		417,288		424,701
Level 2 | Japanese plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[1]	4,061		4,634
Level 2 | Japanese plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[2]	218,851		217,359
Level 2 | Japanese plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[3]	56,779		54,639
Level 2 | Japanese plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[4]	1,148		650
Level 2 | Japanese plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[5]	115,902		122,798
Level 2 | Japanese plans | Commodity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[6]	20,547		24,621
Level 2 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		185,321		207,451
Level 2 | Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	1,951		3,082
Level 2 | Foreign plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[10]	60,835		69,882
Level 2 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[11]	23,425		25,906
Level 2 | Foreign plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		321		328
Level 2 | Foreign plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[12]	77,456		86,931
Level 2 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[13]	17,040		19,386
Level 2 | Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[14]	4,293		1,936
Level 3 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		99,562		118,582		69,739
Level 3 | Japanese plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		31,852	[7]	32,584	[7]	26,942
Level 3 | Japanese plans | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		60,395	[8]	80,037	[8]	41,108
Level 3 | Japanese plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		7,315		5,961		1,689
Level 3 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		31,124		22,906		15,187
Level 3 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		7,000	[11]	7,384	[11]	6,255
Level 3 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		¥ 24,124	[13]	¥ 15,522	[13]	¥ 8,932

[1]	Includes approximately 53 percent and 48 percent of Japanese equity securities, and 47 percent and 52 percent of foreign equity securities for the fiscal years ended March 31, 2015 and 2016, respectively.
[2]	Includes approximately 48 percent and 51 percent of debt securities issued by Japanese national and local governments, and 52 percent and 49 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2015 and 2016, respectively.
[3]	Includes debt securities issued by Japanese and foreign corporation and government related agencies.
[4]	Includes primarily mortgage-backed securities.
[5]	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 46 percent and 44 percent of investments in equity, 52 percent and 54 percent of investments in fixed income, and 3 percent and 1 percent of investments in other for the fiscal years ended March 31, 2015 and 2016, respectively.
[6]	Represents commodity futures funds.
[7]	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.
[8]	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.
[9]	Includes primarily foreign equity securities.
[10]	Includes primarily foreign government debt securities.
[11]	Includes primarily foreign corporate debt securities.
[12]	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.
[13]	Includes primarily private real estate investment trusts.
[14]	Represents annuity contracts with or without profit sharing.